Fair Value Measurements (Details) - Schedule of changes in the fair value - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative tranche liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning	$ 8,158	$ 4,053
Initial fair value of derivative instrument
Initial fair value of earnout liability
Change in fair value included in other expense (income)	3,501	10,875
Settlement of obligation	(11,659)	(6,770)
Fair value, ending		8,158
Earnout liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning
Initial fair value of derivative instrument
Initial fair value of earnout liability	15,020
Change in fair value included in other expense (income)	(9,277)
Settlement of obligation
Fair value, ending	$ 5,743